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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558


                            Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                 Pioneer Short Term Income Fund
                 SCHEDULE OF INVESTMENTS  5/31/07 (unaudited)

         Floating
 Shares  Rate (b)                                                     Value
                 ASSET BACKED SECURITIES - 6.5 %
                 Energy - 0.2 %
                 Oil & Gas Equipment & Services - 0.2 %
  400,000  8.37  Sevan Marine ASA, FRN, 5/14/13 (144A)              $ 404,000
                 Total Energy                                       $ 404,000
                 Consumer Services - 0.2 %
                 Restaurants - 0.2 %
  385,000        Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 ($ 389,858
                 Total Consumer Services                            $ 389,858
                 Food & Drug Retailing - 0.1 %
                 Food Retail - 0.1 %
  200,000        Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37   $ 197,172
                 Total Food & Drug Retailing                        $ 197,172
                 Banks - 2.1 %
                 Thrifts & Mortgage Finance - 2.1 %
  451,541        Advanta Mortgage Loan Trust, 7.72%, 3/25/15        $ 449,785
1,524,799        CSAB Mortgage Backed Trust, 6.0%, 11/25/36          1,521,090
   43,737  5.52  Greenpoint Mortgage Funding, FRN, 4/15/30             43,745
1,738,201        HEMT 2004-6 M2, 5.321%, 4/25/35                     1,714,149
  399,222        Popular ABS Mortgage Pass Through Trust, 4.415%, 4/  397,003
  274,520  6.32  Taganka Car Loan Finance Plc, FRN, 11/14/13 (144A)   274,520
                                                                    $4,400,292
                 Total Banks                                        $4,400,292
                 Diversified Financials - 1.7 %
                 Diversified Financial Services - 0.7 %
1,026,922  6.40  Bear Stearns Asset Backed Securities, Inc.         $1,034,722
   29,345        Chase Funding Mortgage Loan , 2.983%, 4/25/26         29,228
   60,448        Chase Funding Mortgage Loan , 3.085%, 7/25/25         60,190
  345,486        Power Receivables Finance, 6.29%, 1/1/12 (144A)      348,855
  189,570        Volkswagon Auto Loan Trust, 2.94%, 3/22/10           187,638
                                                                    $1,660,633
                 Specialized Finance - 0.9 %
  300,000  6.97  Aegis Asset Backed Securities, FRN, 1/25/34        $ 301,683
1,215,547  5.68  Aegis Asset Backed Securities, FRN, 9/25/34         1,215,538
  135,389        Conseco Finance, 7.05%, 4/15/32                      136,265
  250,000  2.75  MBNA Credit Card Master Note, FRN, 10/15/10          243,969
                                                                    $1,897,455
                 Total Diversified Financials                       $3,558,088
                 Government - 2.3 %
                 Government - 2.3 %
3,817,869        Federal Home Loan Mortgage Corp., 4.511%, 5/1/35   $3,833,107
1,080,993  6.12  Federal Home Loan Mortgage Corp., 6.134%, 10/1/31   1,094,751
    5,378        Federal Home Loan Mortgage Corp., 7.25%, 8/1/31        5,398
                                                                    $4,933,256
                 Total Government                                   $4,933,256
                 TOTAL ASSET BACKED SECURITIES
                 (Cost  $13,807,602)                                $13,882,666
                 COLLATERALIZED MORTGAGE OBLIGATIONS - 40.5 %
                 Banks - 16.7 %
                 Thrifts & Mortgage Finance - 16.7 %
1,306,362        ABN Amro Mortgage Corp., 4.75%, 5/25/18            $1,285,768
3,000,000  5.01  American Home Mortgage Investment Trust,  FRN, 10/2 2,955,155
1,762,696  5.62  American Home Mortgage Investment Trust,  FRN, 10/2 1,769,065
  556,693        CDMC 2003-2P A3 5.45%, 11/25/19                      550,396
3,598,074        Chase Mortgage Finance Corp., 6.0%, 1/25/34         3,601,518
  962,401  4.70  CMLTI 2005-1 2A1A, FRN, 4/25/35                      956,992
1,137,152        CMLTI 2005-9 2SX2 5.5% 11/25/35                      173,429
  181,928  6.27  CMOT 44 F, FRN,  7/1/18                              181,903
  808,644  5.41  CSMC 2006-3 1A1A, FRN, 4/25/36                       808,777
  131,807        Global Tower Partners Acquisitions, 4.816% 10/25/32  131,351
2,000,000        GS Mortgage Securities Corp., II, 4.602% , 8/10/38  1,967,182
3,500,000        GS Mortgage Securities Corp., 6.771%, 5/3/18        3,670,864
  177,020  6.52  Impac Cmb Trust, FRN, 11/25/34                       177,153
  750,000  5.84  LBSBC 2005- 2 A M2, Floting Rate Note, 9/25/30       742,350
1,955,209        LBSBC 2007- 2 A1, 5.57%, 3/25/37                    1,955,209
2,500,000        LBUBS 2001-C2 C, 6.975%, 9/15/34                    2,626,441
  500,000        Merrill Lynch Mortgage Trust, 4.146% 11/15/10        496,774
1,100,000        Popular ABS Mortgage Pass Through Trust, 5.181%, 9/ 1,069,998
4,466,395  6.38  Residential Asset Mortgage, Products, Inc.          4,506,934
1,000,000  5.61  SARM 2007-2 M1, FRN, 3/25/37                         999,112
1,000,000        SBA CMBS Trust, 5.451%, 11/15/36                     991,515
  441,435  5.64  SEMT 2004-10 A2, FRN, 11/20/34                       442,334
1,347,715        SEMT 2005-1 A2, 5.8325%, 2/20/35                    1,351,528
1,685,401  7.35  Structured Asset Mortgage Investments, Inc.         1,712,588
  560,964  6.31  Thornburg Mortgage Securities, FRN, 3/25/44          565,145
                                                                    $35,689,481
                 Total Banks                                        $35,689,481
                 Diversified Financials - 15.9 %
                 Consumer Finance - 1.5 %
1,397,973        Asset Securitization Corp., 6.75%, 2/14/43         $1,403,638
2,000,000  7.59  Asset Securitization Corp., FRN, 11/13/29           2,012,903
                                                                    $3,416,541
                 Investment Banking & Brokerage - 0.4 %
  950,094        Lehman Brothers, 5.56%, 9/15/21 (144A)             $ 951,179
                 Diversified Financial Services - 13.9 %
  186,277        Banc of America Commercial Mortgage, Inc., 7.109%, $ 187,671
1,464,998        Banc of America Mortgage Securities, 4.0%, 4/25/34  1,447,837
  171,433        CNH Equipment Trust, 5.18%, 11/17/08                 171,316
  640,485  5.86  Countrywide Asset Backed Certificates, FRN, 4/25/32  640,679
6,847,898        Countrywide Home Loans, 5.5%, 10/25/32              6,820,293
3,500,000        CS First Boston Mortgage Security, 7.13%, 11/15/30  3,599,982
1,000,000  6.17  CS First Boston Mortgage Security, FRN, 11/25/33    1,001,989
  693,844  5.80  CS First Boston Mortgage Security, FRN,  4/25/34     694,173
  223,463  5.62  CS First Boston Mortgage Security, FRN , 11/15/19    223,470
  350,000        Ford Credit Auto Owner Trust, 3.72%, 10/15/09        345,410
3,107,603        J.P. Morgan Alternative Loan Trust, 5.63%, 8/25/36  3,107,066
1,725,292        LB-UBS Commercial Mortgage, 6.27%, 6/15/20          1,733,080
  969,957        Morgan Stanley Capital I, 6.83%, 7/15/29             967,950
3,555,316        RAAC Series, 6.0%, 1/25/32                          3,535,566
3,313,950  5.69  RALI 2005-QA10 A41, 5.7412%, 9/25/35                3,289,864
  534,165        Regions Auto Receivables Trust, 3.07%, 9/15/10       528,319
1,004,748        Residential Accredit Loans, Inc., 6.6352%, 7/25/33  1,005,176
  500,000        USAA Auto Owner Trust, 5.16%, 11/16/09               499,455
                                                                    $29,799,296
                 Total Diversified Financials                       $34,167,016
                 Government - 7.8 %
  187,176        Federal Home Loan Bank, 4.84%, 1/25/12             $ 188,898
  114,846        Federal Home Loan Mortgage Corp., 4.0%, 12/15/12     109,799
  348,293        Federal Home Loan Mortgage Corp., 4.0%, 12/15/16     337,622
  109,517        Federal Home Loan Mortgage Corp., 4.0%, 4/15/22      106,530
2,947,906        Federal Home Loan Mortgage Corp., 4.0%, 9/15/15     2,882,151
   57,305        Federal Home Loan Mortgage Corp., 4.5%, 6/15/14       56,636
  247,687        Federal Home Loan Mortgage Corp., 5.0% 1/15/10       246,128
  947,084        Federal Home Loan Mortgage Corp., 5.0%, 8/15/23      941,559
  702,966        Federal Home Loan Mortgage Corp., 5.0%, 9/15/17      701,401
  780,259        Federal Home Loan Mortgage Corp., 5.125%, 12/15/13   770,403
1,325,000        Federal Home Loan Mortgage Corp., 5.5%, 10/15/35    1,325,074
  987,810        Federal Home Loan Mortgage Corp., 5.5%, 12/15/18     982,144
  398,113        Federal Home Loan Mortgage Corp., 5.5%, 6/15/32      396,203
   12,760        Federal Home Loan Mortgage Corp., 5.5%, 7/15/17       12,734
  749,341        Federal Home Loan Mortgage Corp., 5.875%, 5/15/16    750,571
   17,658        Federal Home Loan Mortgage Corp., 6.0%, 6/15/23       17,646
  381,104        Federal Home Loan Mortgage Corp., 6.0%, 6/15/32      382,658
  515,651        Federal Home Loan Mortgage Corp., 6.1%, 9/15/18      518,914
  371,564        Federal National Mortgage Association, 4.0%, 11/25/1 363,955
   50,878        Federal National Mortgage Association, 4.0%, 12/25/   50,697
  478,365        Federal National Mortgage Association, 4.5%, 3/25/1  471,273
  686,290        Federal National Mortgage Association, 5.0%, 1/25/2  680,571
  667,221        Federal National Mortgage Association, 5.0%, 8/25/1  663,190
  973,255        Federal National Mortgage Association, 5.45%, 12/25  963,755
1,715,733        Federal National Mortgage Association, 5.5%, 5/25/1 1,709,370
      614        Federal National Mortgage Association, 6.0%, 11/25/      618
  320,861        Federal National Mortgage Association, 6.0%, 3/25/3  319,988
    2,391        Federal National Mortgage Association, 6.0%, 4/25/3    2,384
  858,049        Federal National Mortgage Association, 6.0%, 6/25/1  860,073
      249        Federal National Mortgage Association, 6.0%, 6/25/3      249
                                                                    $16,813,194
                 Total Government                                   $16,813,194
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost  $86,877,526)                                $86,669,691
                 CORPORATE BONDS - 17.6 %
                 Energy - 1.5 %
                 Integrated Oil & Gas - 0.1 %
  250,000        Occcidental Petroleum, 4.0%, 11/30/07              $ 248,398
                 Oil & Gas Equipment And Services - 0.2 %
  500,000        Weatherford International, Inc., 6.625%, 11/15/11  $ 516,528
                 Oil & Gas Exploration & Production - 0.5 %
  225,000        Ocean Energy, Inc., 4.375%, 10/1/07                $ 224,139
  960,000        Ras Laffan Liquid Natural Gas, 3.437%, 9/15/09 (144  946,685
                                                                    $1,170,824
                 Oil & Gas Refining & Marketing - 0.6 %
  300,000        Enterprise Products, 4.0%, 10/15/07                $ 298,412
1,000,000        Semco Energy, Inc., 7.125%, 5/15/08                 1,007,169
                                                                    $1,305,581
                 Total Energy                                       $3,241,331
                 Materials - 0.2 %
                 Diversified Chemical - 0.1 %
  200,000        ICI Wilmington, 4.375%, 12/1/08                    $ 196,408
                 Paper Packaging - 0.1 %
  300,000        Sealed Air Corp., 5.375%, 04/15/08 (144A)          $ 298,252
                 Total Materials                                    $ 494,660
                 Capital Goods - 2.5 %
                 Building Products - 0.2 %
  500,000  9.61  Builders Firstsource, Inc., FRN, 2/15/12           $ 508,125
                 Construction & Farm Machinery & Heavy Trucks - 0.1 %
  225,000        Caterpillar Financial Service Corp., 3.8%, 2/8/08  $ 222,500
                 Industrial Conglomerates - 2.0 %
2,000,000        General Electric Capital Corp., 3.750%, 12/15/09   $1,926,258
1,500,000        General Electric Capital Corp., 5.5%, 11/15/11      1,490,238
  250,000        General Electric Corp., 4.0%, 6/15/09                243,585
  500,000        General Electric Corp., 4.125%, 3/4/08               495,662
                                                                    $4,155,743
                 Trading Companies & Distributors - 0.2 %
  500,000        GATX  Corp., 5.5%, 2/15/12                         $ 488,008
                 Total Capital Goods                                $5,374,376
                 Automobiles & Components - 0.1 %
                 Automobile Manufacturers - 0.1 %
  250,000        Hyundai Motor Co., Ltd., 5.3%, 12/19/08 (144A)     $ 247,043
                 Total Automobiles & Components                     $ 247,043
                 Consumer Durables & Apparel - 0.6 %
                 Home Furnishings - 0.4 %
  750,000        Mohawk Industries, Inc., 5.75%, 1/15/11            $ 750,791
                 Homebuilding - 0.1 %
  250,000        Centex Corp., 4.75%, 1/15/08                       $ 249,319
                 Household Appliances - 0.1 %
  200,000        Stanley Works, 3.5%, 11/1/07                       $ 198,351
                 Total Consumer Durables & Apparel                  $1,198,461
                 Consumer Services - 1.0 %
                 Hotels, Resorts & Cruise Lines - 0.1 %
  225,000        Carnival Corp., 3.75%, 11/15/07                    $ 223,368
                 Restaurants - 0.9 %
2,000,000        McDonalds Corp., 3.875%, 8/15/2007                 $1,993,168
                 Total Consumer Services                            $2,216,536
                 Media - 0.8 %
                 Broadcasting & Cable TV - 0.6 %
1,000,000        Comcast Cable Corp., 6.875%, 6/15/09               $1,025,540
  300,000        Cox Enterprises, 4.375%, 5/1/08 (144A)               296,811
                                                                    $1,322,351
                 Movies & Entertainment - 0.2 %
  285,000        Walt Disney Co., 5.375%, 6/01/07                   $ 285,000
                 Total Media                                        $1,607,351
                 Retailing - 0.4 %
                 General Merchandise Stores - 0.4 %
  800,000        Target Corp., 3.375%, 3/1/08                       $ 788,826
                 Total Retailing                                    $ 788,826
                 Food & Drug Retailing - 0.1 %
                 Food Distributors - 0.1 %
  200,000        Cadbury Schweppes US Financial, 3.875%, 10/1/08 (14$ 195,618
                 Total Food & Drug Retailing                        $ 195,618
                 Food Beverage & Tobacco - 0.3 %
                 Brewers - 0.1 %
  250,000        Miller Brewing Co., 4.25%, 8/15/08 (144A)          $ 246,219
                 Soft Drinks - 0.2 %
  500,000        Pepsico, 5.15%, 5/15/12                            $ 495,485
                 Total Food Beverage & Tobacco                      $ 741,704
                 Household & Personal Products - 0.9 %
                 Household Products - 0.5 %
1,000,000        Procter & Gamble Co., 3.5%, 12/15/08               $ 973,241
                 Personal Products - 0.4 %
1,000,000        Gillette Co., 2.50%, 6/1/08                        $ 971,442
                 Total Household & Personal Products                $1,944,683
                 Health Care Equipment & Services - 1.0 %
                 Health Care Equipment - 0.5 %
1,000,000        Becton Dickinson & Co., 7.15%, 10/1/09             $1,036,369
                 Managed Health Care - 0.5 %
1,035,000        United Health Group, 3.375%, 8/15/07               $1,030,757
                 Total Health Care Equipment & Services             $2,067,126
                 Banks - 0.6 %
                 Diversified Banks - 0.4 %
  500,000        First Tennessee Bank, 5.316%, 12/8/08              $ 498,984
  300,000        Popular North America, Inc., 3.875%, 10/1/08         293,553
                                                                    $ 792,537
                 Regional Banks - 0.2 %
  510,000        Suntrust Bank, 6.9%, 7/1/07                        $ 510,526
                 Total Banks                                        $1,303,063
                 Diversified Financials - 4.2 %
                 Asset Management & Custody Banks - 0.5 %
1,000,000        Bank of New York, 3.90%, 9/1/07                    $ 996,805
                 Consumer Finance - 0.7 %
   50,000        Ford Motor Credit Co., 4.95%, 1/15/08              $  49,583
  500,000        Household Finance Co., 4.125%, 11/16/09              484,935
  100,000  5.37  Household Finance Corp., FRN, 8/15/08                 99,463
  900,000  5.33  SLM Corp., FRN, 4/18/08                              894,459
  100,000  5.51  SLM Corp., FRN, 12/15/08                              98,828
                                                                    $1,627,268
                 Investment Banking & Brokerage - 0.5 %
1,000,000  5.84  Residential Capital Corp., 5.85%, 6/9/08           $ 995,189
                 Diversified Financial Services - 1.9 %
  250,000  5.48  Citigroup, Inc., FRN, 3/16/12                      $ 250,301
2,000,000  5.61  Premium Asset, 3.81%,10/8/09 (144A)                 2,007,584
1,000,000  3.70  SLM Corp., FRN, 2/1/10                               916,540
1,000,000        USAA Capital Corp., 4.0%, 12/10/07                   992,236
                                                                    $4,166,661
                 Specialized Finance - 0.6 %
  950,000  7.25  Alfa Dividend Payment Rights, FRN, 12/15/11 (144A) $ 950,000
  250,000        CIT Group, Inc., 3.65%, 11/23/07                     247,916
                                                                    $1,197,916
                 Total Diversified Financials                       $8,983,839
                 Insurance - 2.4 %
                 Life & Health Insurance - 0.9 %
2,000,000        Protective Life, 4.0%, 10/7/09                     $1,936,714
                 Property & Casualty Insurance - 1.4 %
2,000,000        Berkshire Hathway, Inc., 3.375%, 10/15/08          $1,947,960
1,000,000        Pacific Life, 3.75%, 1/15/09 (144A)                  974,994
                                                                    $2,922,954
                 Reinsurance - 0.1 %
  250,000  9.46  Foundation RE Ltd., FRN, 11/24/08 (144A)           $ 239,233
                 Total Insurance                                    $5,098,901
                 Real Estate - 0.1 %
                 Reits -Invalid As Of 4/28/06 - 0.1 %
  315,000        Crescent Real Estate, 7.5%, 9/15/07                $ 317,756
                 Total Real Estate                                  $ 317,756
                 Technology Hardware & Equipment - 0.2 %
                 Computer Hardware - 0.2 %
  200,000        Hewlett-Pack Co., 3.625%, 3/15/08                  $ 197,200
  250,000        NCR Corp., 7.125%, 6/15/09                           255,070
                                                                    $ 452,270
                 Total Technology Hardware & Equipment              $ 452,270
                 Telecommunication Services - 0.2 %
                 Integrated Telecom Services - 0.2 %
  250,000        Telecom Italia Capital, 4.0%, 11/15/08             $ 244,398
  290,000        Telecom Italia Capital, 4.875%, 10/1/10              283,487
                                                                    $ 527,885
                 Total Telecommunication Services                   $ 527,885
                 Utilities - 0.5 %
                 Electric Utilities - 0.3 %
  500,000        Entergy Gulf States, 3.6%, 6/1/08                  $ 490,318
                 Multi-Utilities - 0.2 %
  500,000        Consolidated Edison, Inc., 3.625%, 8/1/08          $ 489,261
                 Total Utilities                                    $ 979,579
                 (Cost  $38,209,461)                                $37,781,008
                 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 32.8 %
  250,000        Federal Home Loan Bank, 4.15%, 7/5/07              $ 249,738
  500,000        Federal Home Loan Bank, 5.0%, 11/23/07               499,148
1,000,000        Federal Home Loan Bank, 5.5%, 6/5/09                1,000,883
1,000,000        Federal Home Loan Bank, 5.625%, 4/25/11             1,001,689
  156,099        Federal Home Loan Mortgage Corp., 3.0%, 8/1/10       148,562
1,649,839        Federal Home Loan Mortgage Corp., 4.0%, 12/1/07     1,637,149
1,173,273        Federal Home Loan Mortgage Corp., 4.0%, 4/15/22     1,163,230
  200,000        Federal Home Loan Mortgage Corp., 4.125%, 8/28/07    199,496
   68,159        Federal Home Loan Mortgage Corp., 4.5%, 11/1/07       67,861
  180,882        Federal Home Loan Mortgage Corp., 4.5%, 3/1/08       179,858
  183,876        Federal Home Loan Mortgage Corp., 4.5%, 4/1/08       182,755
  423,490        Federal Home Loan Mortgage Corp., 4.5%, 9/1/09       416,300
  920,727        Federal Home Loan Mortgage Corp., 4.5%, 9/1/12       897,917
  545,598        Federal Home Loan Mortgage Corp., 5.0%, 11/1/10      543,822
   91,518        Federal Home Loan Mortgage Corp., 5.0%, 12/1/08       91,110
  858,896        Federal Home Loan Mortgage Corp., 5.0%, 2/1/21       837,375
  596,161        Federal Home Loan Mortgage Corp., 5.0%, 9/1/11       592,350
1,181,378        Federal Home Loan Mortgage Corp., 5.375%, 8/15/11   1,175,652
  126,866        Federal Home Loan Mortgage Corp., 5.5%, 12/1/08      127,226
   16,384        Federal Home Loan Mortgage Corp., 5.5%, 4/1/08        16,444
   54,545        Federal Home Loan Mortgage Corp., 5.5%, 9/1/07        54,578
   84,653        Federal Home Loan Mortgage Corp., 5.5%, 9/1/08        84,894
1,028,227        Federal Home Loan Mortgage Corp., 5.505%, 12/1/31   1,036,957
1,841,801        Federal Home Loan Mortgage Corp., 5.75%, 12/15/18   1,838,178
1,577,940        Federal Home Loan Mortgage Corp., 5.75%, 12/15/18   1,574,494
  431,122        Federal Home Loan Mortgage Corp., 6.0%, 10/15/08     430,799
2,494,656        Federal Home Loan Mortgage Corp., 6.0%, 3/15/36     2,488,070
  618,084        Federal Home Loan Mortgage Corp., 6.0%, 6/1/09       622,703
  588,009        Federal Home Loan Mortgage Corp., 6.064%, 11/1/40    599,713
   27,871        Federal Home Loan Mortgage Corp., 6.303%, 7/1/18      27,775
1,632,890        Federal Home Loan Mortgage Corp., 6.44%, 10/1/36    1,649,670
2,763,996        Federal Home Loan Mortgage Corp., 6.5%, 10/1/36     2,808,269
   67,587        Federal Home Loan Mortgage Corp., 6.5%, 3/1/11        68,998
   52,099        Federal Home Loan Mortgage Corp., 6.5%, 6/1/17        53,282
  146,422        Federal Home Loan Mortgage Corp., 6.5%, 7/1/16       149,859
   22,326        Federal Home Loan Mortgage Corp., 6.50%, 12/01/07     22,512
   14,516        Federal Home Loan Mortgage Corp., 6.533%, 11/1/25     14,755
    8,428        Federal Home Loan Mortgage Corp., 6.571%, 4/1/29       8,541
    4,511        Federal Home Loan Mortgage Corp., 6.837%, 4/1/28       4,566
   22,926        Federal Home Loan Mortgage Corp., 6.888%, 11/1/31     23,057
   13,173        Federal Home Loan Mortgage Corp., 6.985%, 5/1/25      13,301
    4,926        Federal Home Loan Mortgage Corp., 7.035%, 4/1/29       5,005
   12,046        Federal Home Loan Mortgage Corp., 7.142%, 1/1/28      12,218
  383,760        Federal Home Loan Mortgage Corp., 7.245%, 8/1/31     386,648
   18,120        Federal Home Loan Mortgage Corp., 7.295%, 6/1/25      18,288
  145,522        Federal Home Loan Mortgage Corp., 7.393%, 11/1/24    146,232
   26,449        Federal Home Loan Mortgage Corp., 7.484%, 2/1/27      26,636
  106,745        Federal Home Loan Mortgage Corp., 7.652%, 4/1/25     107,878
   85,454        Federal Home Loan Mortgage Corp., 7.68%, 1/1/25       86,437
    7,608        Federal Home Loan Mortgage Corp., 7.936%, 2/1/33       7,785
   67,564        Federal National Mortgage Association, 3.5%, 5/25/1   66,968
  300,000        Federal National Mortgage Association, 4.0%, 6/29/07 299,668
  555,000        Federal National Mortgage Association, 4.375%, 6/21  542,816
  202,634        Federal National Mortgage Association, 4.5%, 10/25/  200,982
1,000,000        Federal National Mortgage Association, 4.5%, 12/25/  983,465
  139,227        Federal National Mortgage Association, 5.0%, 10/1/0  139,079
2,000,000        Federal National Mortgage Association, 5.0%, 10/18/ 1,982,512
   94,802        Federal National Mortgage Association, 5.0%, 3/1/09   94,700
  675,834        Federal National Mortgage Association, 5.0%, 7/1/15  664,124
1,026,844        Federal National Mortgage Association, 5.0%, 7/25/1 1,018,644
1,500,000        Federal National Mortgage Association, 5.1%, 1/18/1 1,489,034
1,000,000        Federal National Mortgage Association, 5.2%, 2/22/1  996,645
1,000,000        Federal National Mortgage Association, 5.25%, 4/6/1  995,061
  407,943        Federal National Mortgage Association, 5.469%, 7/1/  410,008
   41,372        Federal National Mortgage Association, 5.5%, 1/1/12   41,257
  872,627        Federal National Mortgage Association, 5.5%, 12/1/3  853,235
1,000,000        Federal National Mortgage Association, 5.6%, 4/25/1 1,000,708
2,000,000        Federal National Mortgage Association, 5.65%, 4/10/ 1,999,806
1,000,000        Federal National Mortgage Association, 5.75%, 7/20/ 1,007,028
  800,000        Federal National Mortgage Association, 5.75%, 8/11/  802,953
  365,576        Federal National Mortgage Association, 5.765%, 10/1  367,842
1,000,000        Federal National Mortgage Association, 5.8%, 6/7/11  999,942
  475,758        Federal National Mortgage Association, 6.0%, 2/1/34  476,605
  408,748        Federal National Mortgage Association, 6.0%, 6/25/2  411,159
1,000,000        Federal National Mortgage Association, 6.07%, 5/12/ 1,004,630
  921,813        Federal National Mortgage Association, 6.339%, 12/1  932,719
1,075,301        Federal National Mortgage Association, 6.5%, 4/1/29 1,106,261
   59,000        Federal National Mortgage Association, 6.5%, 6/1/14   60,415
1,070,423        Federal National Mortgage Association, 6.5%, 6/1/15 1,090,211
   43,753        Federal National Mortgage Association, 6.5%, 6/1/16   44,802
   46,195        Federal National Mortgage Association, 6.5%, 7/1/32   47,380
    9,406        Federal National Mortgage Association, 6.5%, 8/1/13    9,631
    9,867        Federal National Mortgage Association, 6.5%, 8/1/14   10,106
  116,739        Federal National Mortgage Association, 6.5%, 8/1/17  119,471
  651,659        Federal National Mortgage Association, 7.0%, 1/1/36  671,469
  830,946        Federal National Mortgage Association, 7.0%, 10/1/1  866,832
  568,738        Federal National Mortgage Association, 7.0%, 5/1/12  578,656
  378,836        Federal National Mortgage Association, 7.0%, 7/1/12  384,978
  607,251        Federal National Mortgage Association, 7.0%, 7/1/17  628,683
1,653,288        Federal National Mortgage Association, 7.0%, 7/1/36 1,704,993
  602,052        Federal National Mortgage Association, 7.0%, 8/1/14  617,135
  106,432        Federal National Mortgage Association, 7.243%, 12/1  107,632
  373,684        Federal National Mortgage Association, 7.405%, 10/1  377,571
  463,875        Federal National Mortgage Association, 7.586%, 10/1  469,972
  394,284        Federal National Mortgage Association, 8.0%, 4/1/14  411,696
1,923,234        Government National Mortgage Association, 6.0%, 11/ 1,932,650
   89,329        Government National Mortgage Association, 6.0%, 5/2   90,158
  169,336        Government National Mortgage Association, 6.5%, 5/1  174,132
  185,405        Government National Mortgage Association, 6.5%, 7/1  189,824
   56,575        Government National Mortgage Association, 7.0%, 1/1   57,517
   81,556        Government National Mortgage Association, 7.0%, 11/   84,198
  920,754        Government National Mortgage Association, 7.5%, 10/  959,160
   10,550        Government National Mortgage Association, 7.5%, 4/1   10,761
   11,654        Government National Mortgage Association, 7.5%, 6/1   11,887
  152,906        Government National Mortgage Association, 7.5%, 6/1  158,304
    5,849        Government National Mortgage Association, 7.50%, 4/    5,966
   58,287        Government National Mortgage Association, 7.50%, 8/   60,011
    3,050        Government National Mortgage Association, 8.0%, 12/    3,069
   53,685        Government National Mortgage Association, 8.0%, 4/1   55,503
   31,359        Government National Mortgage Association, 8.0%, 4/1   32,421
   39,166        Government National Mortgage Association, 8.00%, 08   39,792
   81,132        Government National Mortgage Association, 8.00%, 11   83,332
   10,977        Government National Mortgage Association, 8.5%, 12/   11,330
   21,021        Government National Mortgage Association, 8.5%, 9/1   21,697
4,000,000        U.S. Treasury Bond, 4.37%, 03/31/12                 3,937,812
2,068,680        U.S. Treasury Inflation Notes, 2.0%, 1/15/16        1,986,256
1,016,540        U.S. Treasury Inflation Notes, 2.5%, 7/15/16        1,016,302
  370,000        U.S. Treasury Notes, 3.625%, 1/15/10                 358,755
2,500,000        U.S. Treasury Notes, 3.625%, 6/15/10                2,415,040
1,000,000        U.S. Treasury Notes, 4.25%, 8/15/15                  956,250
1,200,000        U.S. Treasury Notes, 4.75%, 5/15/14                 1,191,187
                                                                    $70,333,461
                 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                 (Cost  $70,535,562)                                $70,333,461
                 TEMPORARY CASH INVESTMENTS - 3.6 %
                 Commercial Paper - 3.6 %
3,925,000        Dresner U.S. Finance, Inc., 5.30%, 6/01/07          3,925,000
                 Total Commercial Paper                             $3,925,000
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost  $3,925,000)                                 $3,925,000
                 TOTAL INVESTMENT IN SECURITIES - 99.2%
                 (Cost  $213,355,151)                               $212,591,826
                 OTHER ASSETS AND LIABILITIES - 0.8%                $1,630,525
                 TOTAL NET ASSETS - 100.0%                          $214,222,351

          144A   Security is exempt from registration under Rule 144A of the
Securities Act of

           (a) At May 31, 2007, the net unrealized loss on investments based on cost for fede

                 Aggregate gross unrealized gain for all investments$405,781

                 Aggregate gross unrealized loss for all investments (1,169,106)

                 Net unrealized loss                                $(763,325)

           (b) Debt obligation initially issued at one coupon which converts to another coupo

         NOTE:   Principal amounts are denominated in U.S. Dollars unless
otherwise denoted:

                 NOK      Norwegian Krone



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2007

* Print the name and title of each signing officer under his or her signature.